INTEREST RATE RISK	12 Months Ended
Dec. 31, 2012
Interest Rate Risk [Abstract]
Credit Risk and Interest Rate Risk Disclosure Textblock [Text Block]
22.	INTEREST RATE RISK

The Group is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Group’s future interest expense will fluctuate in line with any change in borrowing rates. The Group does not have any derivative financial instruments as of December 31, 2012 and 2011 and believes its exposure to interest rate risk is not material.